Summary of Options Outstanding and Options Exercisable (Detail)	Mar. 31, 2012 JPY (¥) Year	Mar. 31, 2011 JPY (¥) Year	Mar. 31, 2010 JPY (¥) Year	Mar. 31, 2009 JPY (¥) Year	Mar. 31, 2012 Range 1 USD ($) Year	Mar. 31, 2012 Range 1 JPY (¥)	Mar. 31, 2012 Range 2 USD ($) Year	Mar. 31, 2012 Range 2 JPY (¥)	Mar. 31, 2012 Range 3 USD ($) Year	Mar. 31, 2012 Range 3 JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Exercise price range, Lower range						¥ 3,183		¥ 5,001		¥ 3,183
Outstanding Exercise price range, Upper range						¥ 5,000		¥ 7,278		¥ 7,278
Outstanding Number of shares	12,530,000	15,786,800	13,716,700	11,340,700	8,526,000	8,526,000	4,004,000	4,004,000	12,530,000	12,530,000
Outstanding Weighted- average exercise price	¥ 4,910	¥ 4,941	¥ 5,363	¥ 5,631	$ 49	¥ 4,038	$ 82	¥ 6,766	$ 60	¥ 4,910
Outstanding Weighted- average remaining life Years	4.55	5.04	5.23	5.51	5.34	5.34	2.88	2.88	4.55	4.55
Exercisable Weighted- average exercise price	¥ 5,396	¥ 5,821	¥ 6,132		$ 54	¥ 4,445	$ 82	¥ 6,766	$ 66	¥ 5,396
Exercisable Number of shares	9,778,000	9,347,800	7,515,700		5,774,000	5,774,000	4,004,000	4,004,000	9,778,000	9,778,000